Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000224149
Shareholder Report [Line Items]
Fund Name	Rayliant Quantamental China Equity ETF
Class Name	Rayliant Quantamental China Equity ETF
Trading Symbol	RAYC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rayliant Quantamental China Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/rayc. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayc
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental China Equity ETF	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 18,085,021
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$18,085,021	90	$-	105%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.8%
Utilities	0.8%
Energy	1.9%
Communication Services	2.1%
Health Care	6.2%
Materials	7.4%
Consumer Staples	10.2%
Information Technology	10.5%
Consumer Discretionary	13.0%
Industrials	17.8%
Financials	29.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kweichow Moutai, Cl A	5.7%
Contemporary Amperex Technology, Cl A	4.9%
Ping An Insurance Group of China, Cl A	4.9%
BYD, Cl A	4.1%
Midea Group, Cl A	4.0%
China Merchants Bank, Cl A	2.9%
COSCO SHIPPING Holdings, Cl A	2.3%
New China Life Insurance, Cl A	2.3%
China Life Insurance, Cl A	2.3%
China Pacific Insurance Group, Cl A	2.1%

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayc
C000232916
Shareholder Report [Line Items]
Fund Name	Rayliant Quantamental Emerging Market ex-China Equity ETF
Class Name	Rayliant Quantamental Emerging Market ex-China Equity ETF
Trading Symbol	RAYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rayliant Quantamental Emerging Market ex-China Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/raye. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/raye
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental Emerging Market ex-China Equity ETF	$41	0.88%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.88%
AssetsNet	$ 62,504,505
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 58,548
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,504,505	101	$58,548	115%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.9%
United States	1.1%
Indonesia	1.3%
Chile	1.9%
Poland	2.0%
United Arab Emirates	3.4%
Thailand	3.4%
South Africa	3.8%
Saudi Arabia	4.4%
Brazil	6.4%
South Korea	15.4%
India	25.1%
Taiwan	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	13.9%
Samsung Electronics	4.0%
Coromandel International	2.5%
Fubon Financial Holding	2.4%
Glenmark Pharmaceuticals	2.3%
Bangkok Bank	2.0%
Samsung Securities	2.0%
United Electronics	1.9%
Tech Mahindra	1.9%
SK Hynix	1.8%

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/raye
C000232917
Shareholder Report [Line Items]
Fund Name	Rayliant Quantitative Developed Market Equity ETF
Class Name	Rayliant Quantitative Developed Market Equity ETF
Trading Symbol	RAYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rayliant Quantitative Developed Market Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/rayd. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayd
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantitative Developed Market Equity ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 89,206,342
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 120,404
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$89,206,342	120	$120,404	155%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Luxembourg	0.2%
Singapore	0.4%
Sweden	0.5%
Denmark	0.9%
France	0.9%
Canada	1.1%
Australia	2.6%
Netherlands	2.8%
Germany	3.1%
Japan	4.0%
United Kingdom	7.6%
United States	74.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.1%
Microsoft	4.4%
NVIDIA	4.3%
Amazon.com	3.2%
Philip Morris International	2.4%
Alphabet, Cl A	2.4%
Primo Brands	2.3%
Evolution Mining	2.3%
Exelixis	2.2%
Gilead Sciences	2.1%

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayd
C000248857
Shareholder Report [Line Items]
Fund Name	Rayliant SMDAM Japan Equity ETF
Class Name	Rayliant SMDAM Japan Equity ETF
Trading Symbol	RAYJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayj
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
AssetsNet	$ 32,261,909
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,261,909	30	$-	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.9%
Communication Services	3.0%
Materials	4.8%
Consumer Staples	6.8%
Financials	10.0%
Information Technology	14.0%
Industrials	22.0%
Consumer Discretionary	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Mitsubishi UFJ Financial Group	6.5%
NEC	5.0%
Sanrio	4.9%
Kawasaki Heavy Industries	4.5%
Asics	4.4%
Sony Group	4.2%
SIGMAXYZ Holdings	3.8%
Resorttrust	3.8%
SCSK	3.7%
Toyota Motor	3.6%

Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayj